SHARE-BASED COMPENSATION (Details 13)	Dec. 26, 2020 $ / shares shares
INTANGIBLE ASSETS
Number of Stock Options, Beginning Balance	8,618,204
Number of Stock Options, Granted	7,318,669
Number of Stock Options, Forfeited	(1,051,917)
Number of Stock Options, Ending Balance	14,884,956
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 2.78
Weighted Average Exercise Price, Granted | $ / shares	0.17
Weighted Average Exercise Price, Forfeited | $ / shares	(3.00)
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 1.48
Number of Stock Option Exerciable, Beginning Balance	4,248,393
Number of Stock Option Exerciable, Granted	8,257,087
Number of Stock Option Exerciable, Forfeited
Number of Stock Option Exerciable, Ending Balance	12,505,480
Weighted Average Exerciable Price, Beginning Balance | $ / shares	$ 2.78
Weighted Average Exerciable Price, Granted | $ / shares	0.36
Weighted Average Exerciable Price, Ending Balance | $ / shares	$ 1.42